Note 30 (Tables)	6 Months Ended
Jun. 30, 2021
Commitments and guarantees given [Abstract]
Commitments and guarantees given [Table Text Block]
The breakdown of the balance under these headings in the accompanying condensed consolidated balance sheets is as follows:

Commitments and guarantees given (Millions of Euros)
	Notes	June 2021	December 2020
Loan commitments given	6.2.2	112,127	132,584
Of which: impaired		141	265
Central banks		3	—
General governments		2,622	2,919
Credit institutions		13,149	11,426
Other financial corporations		4,613	5,862
Non-financial corporations		55,305	71,011
Households		36,434	41,366
Financial guarantees given	6.2.2	10,937	10,665
Of which: impaired (*)		273	290
Central banks		—	1
General governments		138	132
Credit institutions		518	339
Other financial corporations		873	587
Non-financial corporations		9,207	9,376
Households		200	231
Other commitments given	6.2.2	36,624	36,190
Of which: impaired (*)		389	477
Central banks		4	124
General governments		207	199
Credit institutions		6,267	5,285
Other financial corporations		4,577	2,902
Non-financial corporations		25,403	27,496
Households		165	182
Total	6.2.2	159,688	179,440
(*) Impaired financial guarantees given amounted to €662 and €767 million, respectively, as of June 30, 2021 and December 31, 2020, respectively.